Income taxes - Statutory federal and effective income tax rate and components of deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current period income tax expense	$ 0
Current income tax liability	$ 0
Difference between statutory federal income tax rate on income before income taxes and effective income tax rate
Statutory federal income tax rate	21.00%	21.00%	21.00%
Patronage exclusion	(21.00%)	(21.00%)	(21.00%)
Effective income tax rate	0.00%	0.00%	0.00%
Deferred tax assets
Net operating losses	$ 109,447,000	$ 115,080,000
Obligation related to asset retirements	375,530,000	345,879,000
Advance payments	176,956,000	183,833,000
Other regulatory liabilities	23,652,000	18,687,000
Other assets	30,085,000	30,373,000
Deferred tax assets	715,670,000	693,852,000
Less: Valuation allowance	0	0
Net deferred tax assets	715,670,000	693,852,000
Deferred tax liabilities
Fixed assets and intangibles	(154,219,000)	(140,095,000)
Right-of-use assets-finance leases	(77,923,000)	(77,923,000)
Other regulatory asset	(373,802,000)	(343,230,000)
Other liabilities	(15,679,000)	(15,352,000)
Deferred tax liabilities	(621,623,000)	(576,600,000)
Net deferred tax assets (liabilities)	94,047,000	117,252,000
Less: Patronage exclusion	(94,047,000)	(117,252,000)
Net deferred taxes	0	$ 0
Net operating loss carryforwards	$ 425,203,000